Net sales - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%
Percentage Of Sale Expenses On Operating Income	3.00%	2.00%	2.00%
Percentage Of Transportation Services On Sales Expenses	58.00%	58.00%	58.00%
Percentage Of Shipping Expenses On Sales Expenses	22.00%	21.00%	8.00%
Revenue from sale of goods, related party transactions	$ 2,700,000	$ 2,900,000	$ 3,000,000
Increase decrease in revenue from sale of copper through adjustments arising from change in provisional price	$ 56,800	$ 88,800
Percentage of sales to related party	92.00%	94.00%
Customer1 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	25.00%	32.00%	28.00%
Customer2 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	16.00%	13.00%	15.00%
Customer3 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	11.00%	11.00%	10.00%
Trade receivables [member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	84.00%	43.00%
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Adjustments for decrease (increase) in trade and other receivables	$ 176	$ 15	$ 346
Minera Yanacocha SRL and subsidiary [Member] | MCC Non-Ferrous Trading [Member]
Disclosure Of Net Sales [Line Items]
Percentage of accounts receivables	100.00%	100.00%
Minera Yanacocha SRL and subsidiary [Member] | America - other than Peru [Member] | Royal Bank Of Canada [Member] | Dore Concentrate [Member]
Disclosure Of Net Sales [Line Items]
Percentage of dore sales		21.00%
Minera Yanacocha SRL and subsidiary [Member] | America - other than Peru [Member] | Scotia Mocatta [Member] | MCC Non-Ferrous Trading [Member]
Disclosure Of Net Sales [Line Items]
Percentage of copper sales		0.10%
Minera Yanacocha SRL and subsidiary [Member] | America - other than Peru [Member] | Scotia Mocatta [Member] | Asahi [Member] | Dore Concentrate [Member]
Disclosure Of Net Sales [Line Items]
Percentage of dore sales		20.00%
Minera Yanacocha SRL and subsidiary [Member] | Switzerland [Member] | Dore Concentrate [Member]
Disclosure Of Net Sales [Line Items]
Percentage of dore sales		79.00%
Minera Yanacocha SRL and subsidiary [Member] | Switzerland [Member] | Royal Bank Of Canada [Member] | Argor Heraus [Member] | Dore Concentrate [Member]
Disclosure Of Net Sales [Line Items]
Percentage of dore sales	100.00%	27.00%
Minera Yanacocha SRL and subsidiary [Member] | Switzerland [Member] | Scotia Mocatta [Member] | Valcambi [Member] | Dore Concentrate [Member]
Disclosure Of Net Sales [Line Items]
Percentage of dore sales		52.00%
Minera Yanacocha Srl And Subsidiaries [Member]
Disclosure Of Net Sales [Line Items]
Adjustments for decrease (increase) in trade and other receivables	$ 13,290	$ (7,580)	$ (7,345)